Reverse Stock Split	12 Months Ended
Jun. 30, 2019
Notes to Financial Statements
REVERSE STOCK SPLIT

NOTE 14 - REVERSE STOCK SPLIT

On September 30, 2019, the Company completed a 4-to-1 reverse stock split with the number of shares rounded up to the nearest whole share. All share and per share amounts have been retroactively restated to reflect this reverse stock split. On September 26, 2019, in anticipation of the reverse stock split, the Company changed the number of authorized common shares from 200,000,000 to 50,000,000.